Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates inherent in the preparation of the accompanying consolidated financial statements include, but are not limited to, management’s forecasts of future cash flows used as a basis to assess recoverability of goodwill and long-lived assets, the allocation of purchase price to tangible and intangible assets, allowances for doubtful accounts, the estimated useful lives over which property and equipment is depreciated and intangible assets are amortized, the fair value of contingent consideration payables, the fair value of warrants, the fair value of the contingent put option, the fair value of common stock issued, stock-based compensation expense and deferred taxes. These estimates could materially differ from actual results.

Cash—The Company maintains its cash in bank deposit accounts, which at times may exceed federally insured limits. The Company considers cash deposits in banks as cash with original maturities at purchase of three months or less as cash equivalents.

Cash and cash equivalents and long-term debt financial instruments subject the Company to concentrations of credit risk. To minimize the risk of credit loss, these financial instruments are primarily held with large, reputable financial institutions. The Company has not experienced losses in such accounts and believes it is not exposed to any significant credit risk associated with these accounts.

Restricted Cash—Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in restricted cash in the Company’s consolidated statements of financial position. The Company’s restricted cash balance is related to deposit funds that serve as a performance guarantee for certain ongoing projects with the Australian government.

Financial Instruments—Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair values are as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs. The inputs to the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

The Company considers the carrying values of cash, restricted cash, accounts receivable, accounts payable, and accrued expenses to approximate fair value for these financial instruments due to the short maturities of these instruments. The Company’s contingent put option, warrant option and any acquisition’s contingent consideration are carried at fair value and determined according to the fair value hierarchy above.

The Company’s variable rate borrowings under its Credit Facility (Note 14) is tied to market indices and, thus, approximate fair value. The estimated fair value of the long-term debt under the credit facility is based on borrowing rates currently available to the Company for loans with similar terms and remaining maturities.

Impairment of Long-Lived Assets—Certain events or changes in circumstances may indicate that the recoverability of the carrying amount of property and equipment should be assessed. When such events or changes in circumstances are present, the Company estimates the future cash flows expected to result from the use of the asset (or asset group) and its eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount, the Company recognizes an impairment based on the fair value of such assets. As of December 31, 2019 and 2018, management determined that there was no impairment of long-lived assets.

Acquisitions—The Company first assesses whether the acquisition represents a purchase of assets or a business. If the transaction is a business acquisition, the Company accounts for the acquisition using business combination accounting, which requires that assets acquired and liabilities assumed be recognized at fair value as of the acquisition date. The purchase price of acquisitions is allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on estimated fair values, and any excess purchase price over the identifiable assets acquired and liabilities assumed is recorded as goodwill. Goodwill represents the premium the Company pays over the fair value of the net tangible and intangible assets acquired. The Company may use independent valuation specialists to assist in determining the estimated fair values of assets acquired and liabilities assumed, which could require certain significant management assumptions and estimates. Transaction costs associated with acquisitions of businesses are expensed as they are incurred.

Goodwill—Goodwill is not amortized but instead tested for impairment at least annually or more frequently should an event or circumstances indicate that a reduction in fair value of the reporting unit may have occurred. The Company performs its goodwill test at the reporting unit level. The goodwill impairment test is performed on October 1 every year.

The annual evaluation for impairment of goodwill does not include a qualitative assessment and proceeds directly to a two-step quantitative test. The first step identifies potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value exceeds its carrying amount, these assets are not considered impaired and the second step of the test is unnecessary. If the carrying amount of the reporting unit exceeds its fair value, the second step measures the impairment loss, if any. The second step compares the implied fair value of goodwill with its carrying amount. The implied fair value of goodwill is determined in the same manner as used in determining the fair value of assets recognized in a business combination. If the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

Management determined that no impairment of goodwill existed as of the testing dates (October 1, 2019 and October 1, 2018). Also, no triggering events or changes in circumstances occurred during the period October 1, 2019 through December 31, 2019 that would warrant retesting goodwill for impairment.

Contingent Consideration—Some of the Company’s acquisition agreements include contingent consideration arrangements, which are generally based on the achievement of future performance thresholds. For each transaction, the Company estimates the fair value of contingent consideration payments as part of the initial purchase price and records the estimated fair value of contingent consideration as a liability. Changes in the fair value of contingent consideration are recognized as a component of selling, general and administrative expense on the consolidated statements of operations.

Embedded Derivatives—Embedded derivatives that are required to be bifurcated from the underlying host instrument are accounted for and valued as a separate financial instrument. During 2017, the Company recorded an embedded derivative related to the issuance of the subordinated debt. The derivative was de-recognized and written off in 2018 with the payoff of the subordinated debt (Note 14). During 2019, the Company recorded an embedded derivative related to the contingent put option attached to the Redeemable Series A-1 Preferred Stock (Note 17).

These embedded derivatives were bifurcated, accounted for at its fair value and presented separately on the consolidated statements of financial position. Changes in fair value of the contingent put option was recognized as a component of other income (expense) on the Company’s consolidated statements of operations.

Foreign Currency—The Company has operations in the United States, Canada and Australia. The results of its non-U.S. dollar based functional currency operations are translated to U.S. dollars at the average exchange rates during the period. The Company’s assets and liabilities are translated using the exchange rate as of the date of the consolidated statement of financial position and equity is translated using historical rates. Adjustments resulting from the translation of the consolidated financial statements of the Company’s foreign functional currency subsidiaries into U.S. dollars are excluded from the determination of net income/ loss and instead are accumulated in a separate component of stockholders’ equity (deficit). Foreign exchange transaction gains and losses are included in selling, general and administrative expense on the consolidated statements of operations.

Accumulated Other Comprehensive Loss—Accumulated other comprehensive loss, as presented on the consolidated statements of convertible preferred stock, redeemable series A-1 preferred stock and stockholders’ equity (deficit), consists of unrealized gains and losses on foreign currency translation. There were no unrealized gains or losses on foreign currency translation during 2018. Comprehensive loss is not included in the computation of income tax benefit.

Revenue Recognition—Revenue is recognized in accordance with FASB Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers. The following is considered by the Company in the recognition of revenue under ASC 606:

The Company’s services are performed under two general types of contracts (i) fixed-price and (ii) time-and-materials. Under fixed-price contracts, customers pay an agreed-upon amount for a specified scope of work agreed to in advance of the project. Under time-and-materials contracts, customers pay for the hours worked and resources used based on agreed-upon rates. Certain of the Company’s time-and-materials contracts are subject to maximum contract amounts. The duration of the Company’s contracts ranges from less than one month to over a year, depending on the scope of services provided.

The Company accounts for individual promises in contracts as separate performance obligations if the promises are distinct. The assessment requires judgment. The majority of our contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and is, therefore, not distinct. Certain contracts in our Measurement and Analysis have multiple performance obligations, most commonly due to the contracts providing for multiple laboratory tests which are individual performance obligations.

For the Measurement and Analysis contracts with multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the relative standalone selling price of each performance obligation. The standalone selling price of each performance obligation is generally determined by the observable price of a service when sold separately.

Fixed fee contracts—On the majority of fixed fee contracts, the Company recognizes revenue, over time, using either the proportion of actual costs incurred to the total costs expected to complete the contract performance obligation (“cost to cost method”), under the time-elapsed basis. The Company determined that the cost to cost method best represents the transfer of services as the proportion closely depicts the efforts or inputs completed towards the satisfaction of a fixed fee contract performance obligation. Under the time-elapsed basis, the arrangement is considered a single performance obligation comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e. distinct days of service). The Company applies a time-based measure of progress to the total transaction price, which results in ratable recognition over the term of the contract. For a portion of the Company’s laboratory service contracts, revenue is recognized as performance obligations are satisfied over time, with recognition reflecting a series of distinct services using the output method. The Company determined that this method best represents the transfer of services as the customer obtains equal benefit from the service throughout the service period.

There are inherent uncertainties in the estimation process for cost to cost contracts, as the estimation of total contract costs is complex, subject to many variables and requires judgment. It is possible that estimates of costs to complete a performance obligation will be revised in the near-term based on actual progress and costs incurred. These uncertainties primarily impact the Company’s contracts in the Remediation and Reuse segment including those contracts associated with Emerging Compounds Treatments Technologies, Inc. which was acquired in August 2019.

Time-and-materials contracts—Time-and-materials contracts contain variable consideration. However, performance obligations qualify for the “Right to Invoice” Practical Expedient. Under this practical expedient, the Company is allowed to recognize revenue, over time, in the amount to which the Company has a right to invoice. In addition, the Company is not required to estimate such variable consideration upon inception of the contract and reassess the estimate each reporting period. The Company determined that this method best represents the transfer of services as, upon billing, the Company has a right to consideration from a customer in an amount that directly corresponds with the value to the customer of the Company’s performance completed to date.

Segment Reporting—Operating segments are components of an enterprise for which discrete financial reporting information is available and evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company has identified its Chief Executive Officer as the CODM. The CODM views the Company’s operations and manages the businesses as three operating segments, which are also the Company’s reportable segments: (i) Assessment, Permitting and Response, (ii) Measurement and Analysis, and (iii) Remediation and Reuse. The CODM reviews the operating results of these segments on a regular basis and allocates company resources depending on the needs of each group and the availability of resources.

Cost of Revenues—Cost of revenues consists of all direct costs required to provide services, including fixed and variable direct labor costs, equipment rental and other outside services, field and lab supplies, vehicle costs and travel-related expenses.

Selling, General and Administrative Expenses—Selling, general and administrative expenses consist of indirect costs, including management and executive compensation, corporate costs related to finance, accounting, human resources, information technology, legal, administrative, safety, professional services, rent and other general expenses.

Offering Costs—The offering costs associated with the Initial Public Offering (“IPO”) mainly consisted of legal, accounting and filing fees. The Company had $1.2 million of IPO costs accrued as of December 31, 2019 which are deferred and will be offset against proceeds received in an initial public offering.

Stock-Based Compensation—The Company currently sponsors two stock incentive plans that allow for issuance of employee stock options. Under one of the plans, there are certain awards that were issued to non-employees in exchange for their services and are accounted for under ASC 505, Equity-Based Payments to Non-Employees. ASC 505 requires that the fair value of the equity instruments issued to a non-employee be measured on the earlier of: (i) the performance commitment date or (ii) the date the services required under the arrangement have been completed. The fair value of the remaining stock-based payment awards is expensed over the vesting period of each tranche on a straight-line basis. Any modification of an award that increases its fair value will require the Company to recognize additional expense. The fair value of stock options under its employee stock incentive plan are estimated as of the grant date using the Black-Scholes option valuation model, which is affected by its estimates of the fair value of common stock, risk-free interest rate, its expected dividend yield, expected term and the expected share price volatility of its common shares over the expected term. No forfeiture or dividend rates are used in the calculation as these are not applicable to the Company. Employee options are accounted for in accordance with the guidance set forth by ASC 718, Stock Based Compensation.

Fair Value of Common Stock—Due to the absence of an active market for the Company’s common stock, the fair value of the Company’s common stock is estimated based on current available information. This estimate requires significant judgment and considers several factors, including valuations of the Company’s common stock prepared by an independent third-party valuation firm. The fair value of the Company’s common stock is estimated primarily using an income approach based on discounted estimated future cash flows. The Company also utilizes the market approach as an additional reference point to evaluate the reasonableness of the fair value determined under the income approach. These estimates are highly subjective in nature and involve a large degree of uncertainty. Such estimates of the fair value of the Company’s common stock are used in the measurement of stock-based compensation expense, warrant options, and the purchase price of business acquisitions for which common stock is an element of the purchase price.

Following an IPO by the Company, valuation models, including estimates and assumptions used in such models, will not be necessary to estimate the fair value of the Company’s common stock, as shares of the Company’s common stock will be traded in the public market and the fair value will be determined based on the closing price of the Company’s common stock.

Income Taxes—The Company accounts for income taxes under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enacted date.

A valuation allowance is recorded when it is more-likely-than-not some of the deferred tax assets may not be realized. Significant judgment is applied when assessing the need for a valuation allowance and the Company considers all available positive and negative evidence, including future taxable income, reversals of existing deferred tax assets and liabilities and ongoing prudent and feasible tax planning strategies in making such assessment. Should a change in circumstances lead to a change in judgment regarding the utilization of deferred tax assets in future years, the Company will adjust the related valuation allowance in the period such change in circumstances occurs.

For acquired business entities, if the Company identifies changes to acquired deferred tax asset valuation allowances or liabilities related to uncertain tax positions during the measurement period, and they relate to new information obtained about facts and circumstances existing as of the acquisition date, those changes are considered a measurement period adjustment and the offset is recorded to goodwill.

The Company records uncertain tax positions on the basis of the two-step process in which (i) it determines whether it is more-likely-than-not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, the Company would recognize the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company has determined that there are no uncertain tax positions as of December 31, 2019 and 2018. The Company classifies interest and penalties recognized on uncertain tax positions as a component of income tax expense.